RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

8.       RELATED PARTY BALANCES AND TRANSACTIONS

Prior to establishment of the Company and the transfer of Yirendai Business, Yirendai Business was carried out by various subsidiaries and variable interest entities of CreditEase. These CreditEase affiliated entities provided the Yirendai Business with origination and servicing, sales and marketing, general and administrative services. The Group recorded expenses of the above services on an allocation basis for the purpose of preparing the accompanying consolidated financial statements. After the transfer of Yirendai Business into the Group, the Group entered into a series of reorganization agreements with CreditEase that governed the relationship between CreditEase and the Group and provided for, among other things, the provision of services by CreditEase to the Group and the allocation of liabilities and obligations attributable or related to periods or events prior to and in connection with IPO. These service transactions between the Group and CreditEase are herein referred to as related party transactions.

The Yirendai Business has operated within CreditEase’s corporate cash management program before the completion of the reorganization. For purposes of presentation in the consolidated statements of cash flows, cash support from CreditEase is presented as cash contribution from owner, please refer to Note 1 for details.

The Group accounts for such related party transactions based on the series of reorganization agreements prior to the completion of reorganization and various services agreements after the completion of reorganization and reflects for all periods presented herein. Below summarizes the relationship with entities in CreditEase, and their nature of services provided to the Yirendai Business. Since the carve-out of Yirendai Business from CreditEase has been completed in March 2015, the cost and expense from CreditEase for such services were accounted as allocation cost for 2014 and as transaction service fee for 2015 and 2016.

The following table presents information about cost and expense from CreditEase for such services for the years ended December 31, 2014, 2015 and 2016, which will be continuously provided by CreditEase:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Collection service	333	3,377	11,895
Acquisition and referral service	75,969	405,085	818,678
System support service	10,440	26,102	72,023
Credit assessment service	12,217	7,366	9,140

Total cost and expense	98,959	441,930	911,736

Besides, the Group also provides borrower acquisition and referral services to CreditEase Puhui from April 1, 2015. The borrowers’ acquisition and referral revenue amounted to RMB2,962 and RMB1,931 for the years ended December 31, 2015 and 2016, respectively.

From August 2013 to December 2014, Yirendai Business worked with Tian Da Xin An, a subsidiary of consolidated VIEs of CreditEase, by introducing Tian Da Xin An as the guarantor in the loan facilitation agreements. Under such agreements, Tian Da Xin An guaranteed for the principal and interest paid to investors and for transaction fees paid to the Group in case of borrower default. Because Yirendai and Tian Da Xin An are under common control of CreditEase, Yirendai did not charge commission for referral business to Tian Da Xin An. Meanwhile, Tian Da Xin An did not charge guarantee fee for the guarantee service on transaction fee. As a result, no commission of referral or guarantee expense on the transaction fee was reflected in the accompanying financial statements. Starting from January 2015, the Group terminated the relationship with Tian Da Xin An and launched a new investor protection services to investors in the form of quality assurance program as discussed in Note 2.

In addition, the Group obtained a worldwide and royalty-free license from CreditEase to use its trademarks and used the proprietary systems developed by CreditEase free of charge.

CreditEase transferred assets and liabilities of Yirendai business to the Group in the first quarter of 2015 as discussed in Note 1.

The table below sets forth major related parties and their relationships with the Group:

Company name	Relationship with the Group	Major transaction with the Group
CreditEase Huimin Investment Management (Beijing) Co., Ltd. (“CreditEase Huimin”)	Consolidated VIE of CreditEase	Receipts on behalf of the Group for transaction fees and service fees through external payment network

Tian Da Xin An	Subsidiary of consolidated VIE of CreditEase	Guarantee services

Pucheng Credit Assessment and Management (Beijing) Co., Ltd. (“Pucheng Credit”)	Consolidated VIE of CreditEase	Credit assessment and collection services

CreditEase Puhui	Consolidated VIE of CreditEase	Borrower acquisition and referral services to/from the Group

Puxin Hengye Technology Development (Beijing) Co., Ltd. (“Puxin Hengye”)	Subsidiary of CreditEase	System support services

CreditEase Zhuoyue Wealth Investment & Management (Beijing) Co., Ltd. (“CreditEase Zhuoyue”)	Consolidated VIE of CreditEase	Investor acquisition and referral services

Beijing Zhicheng Credit Service Co., Ltd. (“Beijing Zhicheng”)	Consolidated VIE of CreditEase	Identity verification services

CreditEase	Parent Company	Paid in capital and loan

Hainan CreditEase Puhui Small Loan Co., Ltd. (“Hainan CreditEase”)	Consolidated VIE of CreditEase	Collection of fee from customer on behalf of Heng Cheng

Details of related party balances as of December 31, 2014 and December 31, 2015 are as follows:

(i)	Amounts due from related parties

	December 31, 2015	December 31, 2016
	RMB	RMB
Tian Da Xin An (Note a)	20,774	1,677
CreditEase Huimin (Note b)	65,792	—
Beijing Zhicheng	104	—
CreditEase Zhuoyue	19	—
Hainan CreditEase	200	1

Total	86,889	1,678

(a)

Under the guarantee model, for providing the guarantee service to the investors on the principal and interest, Tian Da Xin An charges the investors at a rate of 10% based on monthly interest on loans as servicing fee, which is to be collected by the Group on behalf of the guarantee company. The Group pays the investors the principal and interest on loans that default, and collects the associated unpaid transaction fee in accordance with the guarantee arrangement from Tian Da Xin An (see Note 2, Revenue from loan facilitation services). The balance of amount due from Tian Da Xin An as of December 31, 2015 and 2016 represents the net amount of service fee payable and the receivable amount arising from guarantee service, including default principal and interest on loans as well as the associated default uncollectible transaction fee.

(b)

Amount due from CreditEase Huimin as of December 31, 2016 mainly represents the transaction fees and service fees received by CreditEase Huimin through the external payment network on behalf of the Group before the carve-out.

(ii)	Amounts due to related parties

	December 31, 2015	December 31, 2016
	RMB	RMB
CreditEase Puhui (Notes a and b)	3,413	5,351
Puxin Hengye (Note a)	242	3,264
Pucheng Credit (Note a)	13	1,149
Beijing Zhicheng	—	1,438
CreditEase Zhuoyue	—	407

Total	3,668	11,609

(a)

Amounts due to related parties represented the provision of credit assessment, collection, system support, identity verification, borrowers and investors acquisition and referral services by the related parties to Heng Cheng and Heng Ye as of December 31, 2016.

(b)

Since April 2015, the Group also provides borrower acquisition and referral service to CreditEase Puhui, receivables from CreditEase Puhui in relation to such service is netted off with amount due to CreditEase Puhui.